Investment Objectives and Goals	Apr. 30, 2026
Teucrium Agricultural Strategy No K-1 ETF
Prospectus [Line Items]
Risk/Return [Heading]	TEUCRIUM AGRICULTURAL STRATEGY NO K-1 ETF